Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Financial assets and liabilities measured at fair value on a recurring basis are as follows:

	Fair Value Measurements as of December 31, 2025

	Level 1	Level 2	Level 3	Total
Cash	$30,072	$—	$—	$30,072
Mutual funds	59,444,291	—	—	59,444,291
Collective funds	—	269,563,676	—	269,563,676
Pooled separate funds	—	34,107,233	—	34,107,233
American Woodmark Corporation stock fund:
Money market fund	—	427,007	—	427,007
American Woodmark Corporation common stock	22,833,980	—	—	22,833,980
Total American Woodmark Corporation stock fund	22,833,980	427,007	—	23,260,987
Total investments	$82,308,343	$304,097,916	$—	$386,406,259

	Fair Value Measurements as of December 31, 2024

	Level 1	Level 2	Level 3	Total
Mutual funds	$77,756,794	$—	$—	$77,756,794
Collective funds	—	239,784,611	—	239,784,611
American Woodmark Corporation stock fund:
Money market fund	—	706,914	—	706,914
American Woodmark Corporation common stock	33,699,883	—	—	33,699,883
Total American Woodmark Corporation stock fund	33,699,883	706,914	—	34,406,797
Total investments	$111,456,677	$240,491,525	$—	$351,948,202